Interests in Joint Ventures - Schedule of the Financial Information of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total assets	$ 2,069,918	$ 1,486,590	$ 1,060,723
Total liabilities	(369,889)	(193,016)	(58,309)
Addition information of the joint ventures
Cash and cash equivalents	62,872	120,234	138,297
Bank borrowings	219,434	30,373
Revenue	80,457	130,914	175,171
Loss for the period	53,578	153,383	160,466
Other comprehensive loss for the period	7,411	(482)	2,332
Total comprehensive loss for the period	$ 60,989	$ 152,901	$ 162,798
Singapore Hotel [Member]
Schedule of Equity Method Investments [Line Items]
Proportion of the Group’s ownership		51.00%
Singapore Hotel [Member]
Schedule of Equity Method Investments [Line Items]
Total assets		$ 201,025
Total liabilities		(216,689)
Net assets		(15,664)
Group’s share of net assets of joint ventures		(7,988)
Due from joint ventures		23,810
Interests in joint ventures		15,822
Addition information of the joint ventures
Cash and cash equivalents		3,516
Amounts due to shareholders		48,280
Bank borrowings		163,438
Revenue		24,129
Loss for the period		(4,578)
Other comprehensive loss for the period		(600)
Total comprehensive loss for the period		$ (5,178)